Related party balances and transactions (Details Narrative) - USD ($)	1 Months Ended		12 Months Ended
	Apr. 20, 2023	Aug. 01, 2021	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
Related Party Transaction [Line Items]
Credit limit amounted			the Company’s major suppliers for a roll-over credit limit amounted to RMB1,000,000 (approximately $141,000) with a period of five years, expiring on March 16, 2026, that can be used during the Company’s purchase transaction. Additionally, a separate roll-over credit facility of RMB2,000,000 (approximately $285,000) has been granted by this major supplier for the Company’s purchase transaction during the fiscal year ended September 30, 2024
Operating lease	$ 3,589	$ 40,486	$ 39,310	$ 38,450	$ 59,086
Jinshan Yao And Ke Chen [Member]
Related Party Transaction [Line Items]
Bank loans amounted			569,995	822,368	1,405,778
Ke Chen Jinshan Yao [Member]
Related Party Transaction [Line Items]
Bank loans amounted			1,437,814	1,456,848	1,450,118
Chengdu Small Enterprise Financing Guarantee Ltd [Member]
Related Party Transaction [Line Items]
Bank loans amounted			284,998	1,233,553	1,405,778
Ke Chen [Member]
Related Party Transaction [Line Items]
loans borrowed			$ 0	$ 67,960	$ 386,589